Investment (Details) ¥ in Millions	Mar. 03, 2011 CNY (¥)
Business Combination [Member]
Investment (Details) [Line Items]
Equity interest	12.00%
Yangzhou Juyuan Guarantee Co., Ltd. [Member]
Investment (Details) [Line Items]
Investment amount	¥ 6